Current and non-current provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Changes in Current and Non-Current Provisions
Changes in the Group’s current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2022 - (Restated)	56,795	7,628	—	4,570	68,993
Additions - (Restated)	106,680	14,590	—	9,270	130,540
Utilization - (Restated)	(20,131)	(7,978)	—	(9,354)	(37,463)
Reversals - (Restated)	(10,823)	(192)	—	(17)	(11,032)
Unwinding of discount and effect in changes due to discount rate	(3,892)	—	—	—	(3,892)
Calculated translational difference - (Restated)	(5,100)	(630)	—	(406)	(6,136)
Balance as of December 31, 2022 - (Restated)	$123,529	$13,418	$—	$4,063	$141,010
of which current - (Restated)	53,595	13,322	—	2,121	69,038
of which non-current - (Restated)	69,934	96	—	1,942	71,972

Balance as of January 1, 2023 - (Restated)	123,529	13,418	—	4,063	141,010
Additions - (Restated)	91,240	2,832	35,676	19,702	149,450
Utilization	(44,995)	(11,704)	—	(13,053)	(69,752)
Reversals - (Restated)	(17,091)	(1,825)	—	(2,242)	(21,158)
Unwinding of discount and effect in changes due to discount rate	(10,975)	—	—	—	(10,975)
Calculated translational difference - (Restated)	2,985	501	—	292	3,778
Balance as of December 31, 2023 - (Restated)	$144,693	$3,222	$35,676	$8,762	$192,353

of which current - (Restated)	44,582	2,139	35,676	6,348	88,745
of which non-current - (Restated)	100,111	1,083	—	2,414	103,608